Summary prospectus

Multi-asset mutual fund

Delaware Strategic Allocation Fund

Nasdaq ticker symbols
Class A	DFBAX
Class C	DFBCX
Class R	DFBRX
Institutional Class	DFFIX

July 29, 2022

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/literature. You can also get this information at no cost by calling 800 523-1918. The Fund’s statutory prospectus and statement of additional information, both dated July 29, 2022 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Strategic Allocation Fund, a series of Delaware Group® Foundation Funds

What is the Fund’s investment objective?

Delaware Strategic Allocation Fund seeks capital appreciation with current income as a secondary objective.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie®. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C		R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		C		R		Inst.
Management fees	0.65%		0.65%		0.65%		0.65%
Distribution and service (12b-1) fees	0.24%		1.00%		0.50%		none
Other expenses	0.29%		0.29%		0.29%		0.29%
Total annual fund operating expenses	1.18%		1.94%		1.44%		0.94%
Fee waivers and expense reimbursements	(0.15%)	[2]	(0.15%)	[2]	(0.15%)	[2]	(0.15%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.03%		1.79%		1.29%		0.79%

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	R	Inst.
1 year	$674	$182	$282	$131	$81
3 years	$914	$595	$595	$441	$285
5 years	$1,173	$1,033	$1,033	$773	$505
10 years	$1,192	$2,252	$2,252	$1,711	$1,141

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) and about 40% of its net assets in fixed income securities and fixed income equivalent securities (including derivatives and ETFs). Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, inclusive of up to 15% of net assets in emerging market securities. Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), one of the Fund’s sub-advisors, uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Summary prospectus
Delaware Strategic Allocation Fund, a series of Delaware Group® Foundation Funds

Equity asset class: 60% policy weight (40-70% range)

•
US equity asset class: 30% policy weight (10-40% range)

•
International equity asset class: 22.5% policy weight (10-40% range)

•
Global real estate equity asset class: 0% policy weight (0-15% range)

•
Emerging markets asset class: 7.5% policy weight (0-15% range)

Fixed income asset class: 40% policy weight (30-60% range)

•
Diversified fixed income asset class: 40% policy weight (30-60% range)

•
Diversified fixed income: 38% policy weight (20-50% range)

•
Money market/cash equivalents: 2% policy weight (0-15% range)

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs. If applicable, the derivatives and ETFs within the tactical / completion sleeve will also be counted towards the asset class ranges defined above.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

As determined by MIMAK from time to time, Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which MIMAK may allocate assets. In addition, MIMAK may seek investment advice and recommendations relating to fixed income securities from the Manager’s affiliates: Macquarie Investment Management Europe Limited (MIMEL) and MIMGL. MIMAK may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of MIMAK. MIMAK may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where MIMAK believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and MIMAK may also seek quantitative support from MIMGL.

Investment in the Fund does not in any way provide an indication of future performance or a guarantee of positive returns.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Forward foreign currency risk — The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment

Summary prospectus
Delaware Strategic Allocation Fund, a series of Delaware Group® Foundation Funds companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Strategic Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2022, the Fund’s Class A shares had a calendar year-to-date return of -14.66%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.20% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.94% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Class A return before taxes	4.06%	7.01%	6.84%
Class A return after taxes on distributions	1.20%	5.11%	5.12%
Class A return after taxes on distributions and sale of Fund shares	3.69%	5.07%	5.04%
Class C return before taxes	8.70%	7.48%	6.66%
Class R return before taxes	10.30%	8.05%	7.21%
Institutional Class return before taxes	10.80%	8.58%	7.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.54%	3.57%	2.90%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Summary prospectus
Delaware Strategic Allocation Fund, a series of Delaware Group® Foundation Funds

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Aaron D. Young	Vice President, Portfolio Manager	May 2022

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG

MIMAK determines the asset allocation for the Fund and, along with Aaron D. Young, has primary responsibility for making day-to-day investment decisions for the Fund.

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal, CFA	Managing Director, Chief Investment Officer — Global Multi Asset Team	January 2019
Jürgen Wurzer, CFA	Senior Vice President, Deputy Head of Portfolio Management — Global Multi Asset Team	January 2019

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds by Macquarie®, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SMPR-448 7/22